Nicholas Defense and Rare Earth Income ETF
Consolidated Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 76.6%	Shares	Value
Industrial Products - 31.6%(a)
AeroVironment, Inc.(b)(c)	1,374	$205,234
Axon Enterprise, Inc.(b)(c)	480	253,325
BWX Technologies, Inc.(c)	1,266	213,574
Huntington Ingalls Industries, Inc.(c)	608	198,482
Kratos Defense & Security Solutions, Inc.(b)(c)	3,071	143,109
Lockheed Martin Corp.(c)	403	234,844
Northrop Grumman Corp.(c)	359	194,750
Ondas, Inc.(b)(c)	26,511	198,568
RTX Corp.(c)	1,295	278,710
		1,920,596

Materials - 12.2%
Albemarle Corp.(c)	777	91,406
Alcoa Corp.(c)	2,157	97,626
American Resources Corp. - Class A(c)	42,081	75,325
Critical Metals Corp.(b)(c)	12,636	69,372
Energy Fuels, Inc.(b)	5,984	68,457
IperionX Ltd., ADR(b)(c)	1,374	28,510
MP Materials Corp.(b)(c)	2,175	89,980
Sociedad Quimica y Minera de Chile SA - Class B, ADR(c)	1,824	122,317
USA Rare Earth, Inc.(b)(c)	6,624	99,029
		742,022

Media - 6.4%
Space Exploration Technologies Corp. - Class A(b)	3,547	384,388

Software & Tech Services - 26.4%(a)
CACI International, Inc. - Class A(b)(c)	438	218,015
CrowdStrike Holdings, Inc. - Class A(b)(c)	2,856	545,096
Palantir Technologies, Inc. - Class A(b)(c)	1,899	233,691
Palo Alto Networks, Inc.(b)(c)	1,824	605,258
		1,602,060

TOTAL COMMON STOCKS (Cost $4,556,870)		4,649,066

EXCHANGE TRADED FUNDS - 24.9%	Shares	Value
abrdn Physical Platinum Shares ETF(b)(d)	15,388	230,204
Global X Lithium & Battery Tech ETF(c)	2,744	189,940
Global X Uranium ETF(c)	3,683	143,895
Invesco DB Base Metals Fund(c)	17,276	434,664
United States Copper Index Fund(b)(c)	5,701	225,531
VanEck Steel ETF(c)	2,739	$288,910
		1,513,144

TOTAL EXCHANGE TRADED FUNDS (Cost $1,572,717)		1,513,144

PURCHASED OPTIONS - 2.1%(b)(e)(f)(g)	Notional Amount	Contracts	Value
Call Options - 0.4%
CrowdStrike Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $196.25	$534,408	28	10,920
Global X Lithium & Battery Tech ETF, Expiration: 8/21/2026; Exercise Price: $74.00	186,894	27	2,025
Global X Uranium ETF, Expiration: 8/21/2026; Exercise Price: $47.00	140,652	36	900
Palo Alto Networks, Inc., Expiration: 8/7/2026; Exercise Price: $350.00	597,294	18	6,165
United States Copper Index Fund, Expiration: 8/21/2026; Exercise Price: $42.00	225,492	57	2,280
VanEck Steel ETF, Expiration: 8/21/2026; Exercise Price: $111.00	284,796	27	297
			22,587

Put Options - 1.7%
AeroVironment, Inc., Expiration: 8/7/2026; Exercise Price: $150.00	194,181	13	7,605
Albemarle Corp., Expiration: 8/7/2026; Exercise Price: $115.00	82,348	7	2,086
Alcoa Corp., Expiration: 8/7/2026; Exercise Price: $42.00	95,046	21	493
Axon Enterprise, Inc., Expiration: 8/7/2026; Exercise Price: $490.00	211,104	4	7,860
BWX Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $165.00	202,440	12	8,280
CACI International, Inc., Expiration: 8/21/2026; Exercise Price: $440.00	199,100	4	2,260
Critical Metals Corp., Expiration: 8/14/2026; Exercise Price: $5.50	69,174	126	4,410
Energy Fuels, Inc., Expiration: 8/7/2026; Exercise Price: $11.00	67,496	59	2,331
Huntington Ingalls Industries, Inc., Expiration: 8/21/2026; Exercise Price: $300.00	195,870	6	1,695
Kratos Defense & Security Solutions, Inc., Expiration: 8/14/2026; Exercise Price: $44.50	139,800	30	6,075
Lockheed Martin Corp., Expiration: 8/7/2026; Exercise Price: $550.00	233,096	4	380
MP Materials Corp., Expiration: 8/14/2026; Exercise Price: $38.50	86,877	21	2,751
Northrop Grumman Corp., Expiration: 8/21/2026; Exercise Price: $490.00	162,744	3	1,125
Ondas, Inc., Expiration: 8/7/2026; Exercise Price: $6.50	198,485	265	2,120
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $121.00	221,508	18	10,620
RTX Corp., Expiration: 8/7/2026; Exercise Price: $202.50	258,264	12	264
Sociedad Quimica y Minera de Chile SA, Expiration: 8/21/2026; Exercise Price: $60.00	120,708	18	1,620
Space Exploration Technologies Corp., Expiration: 8/14/2026; Exercise Price: $109.00	379,295	35	39,550
USA Rare Earth, Inc., Expiration: 8/14/2026; Exercise Price: $13.50	$98,670	66	$3,762
			105,287

TOTAL PURCHASED OPTIONS (Cost $166,970)			127,874

SHORT-TERM INVESTMENTS - 0.0%(h)
Money Market Funds - 0.0%(h)	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(i)	1,606	1,606

TOTAL SHORT-TERM INVESTMENTS (Cost $1,606)		1,606

TOTAL INVESTMENTS - 103.6% (Cost $6,298,163)		$6,291,690
Liabilities in Excess of Other Assets - (3.6)%		(216,474)
TOTAL NET ASSETS - 100.0%		$6,075,216

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $1,555,541.
(d)	All or a portion of the investment is a holding of the Nicholas Defense and Rare Earth Income WEPN Cayman Subsidiary.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(h)	Does not round to 0.1% or (0.1)%, as applicable.
(i)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

Nicholas Defense and Rare Earth Income ETF
Consolidated Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (3.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.9)%
CrowdStrike Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $190.00	$(534,408)	(28)	$(18,760)
Global X Lithium & Battery Tech ETF, Expiration: 8/21/2026; Exercise Price: $72.00	(186,894)	(27)	(3,578)
Global X Uranium ETF, Expiration: 8/21/2026; Exercise Price: $45.00	(140,652)	(36)	(1,170)
Palo Alto Networks, Inc., Expiration: 8/7/2026; Exercise Price: $340.00	(597,294)	(18)	(11,790)
United States Copper Index Fund, Expiration: 8/21/2026; Exercise Price: $40.00	(225,492)	(57)	(5,272)
VanEck Steel ETF, Expiration: 8/21/2026; Exercise Price: $103.00	(284,796)	(27)	(13,500)
			(54,070)

Put Options - (2.9)%
AeroVironment, Inc., Expiration: 8/7/2026; Exercise Price: $155.00	(194,181)	(13)	(11,310)
Albemarle Corp., Expiration: 8/7/2026; Exercise Price: $119.00	(82,348)	(7)	(4,078)
Alcoa Corp., Expiration: 8/7/2026; Exercise Price: $44.00	(95,046)	(21)	(1,533)
Axon Enterprise, Inc., Expiration: 8/7/2026; Exercise Price: $510.00	(211,104)	(4)	(11,080)
BWX Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $185.00	(202,440)	(12)	(22,920)
CACI International, Inc., Expiration: 8/21/2026; Exercise Price: $470.00	(199,100)	(4)	(5,120)
Critical Metals Corp., Expiration: 8/14/2026; Exercise Price: $6.50	(69,174)	(126)	(14,490)
Energy Fuels, Inc., Expiration: 8/7/2026; Exercise Price: $12.00	(67,496)	(59)	(5,280)
Huntington Ingalls Industries, Inc., Expiration: 8/21/2026; Exercise Price: $310.00	(195,870)	(6)	(2,505)
Kratos Defense & Security Solutions, Inc., Expiration: 8/14/2026; Exercise Price: $46.50	(139,800)	(30)	(10,950)
Lockheed Martin Corp., Expiration: 8/7/2026; Exercise Price: $562.50	(233,096)	(4)	(910)
MP Materials Corp., Expiration: 8/14/2026; Exercise Price: $39.50	(86,877)	(21)	(3,633)
Northrop Grumman Corp., Expiration: 8/21/2026; Exercise Price: $530.00	(162,744)	(3)	(2,415)
Ondas, Inc., Expiration: 8/7/2026; Exercise Price: $7.00	(198,485)	(265)	(5,433)
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $124.00	(221,508)	(18)	(13,410)
RTX Corp., Expiration: 8/7/2026; Exercise Price: $210.00	(258,264)	(12)	(1,140)
Sociedad Quimica y Minera de Chile SA, Expiration: 8/21/2026; Exercise Price: $67.50	(120,708)	(18)	(6,930)
Space Exploration Technologies Corp., Expiration: 8/14/2026; Exercise Price: $113.00	(379,295)	(35)	(47,950)
USA Rare Earth, Inc., Expiration: 8/14/2026; Exercise Price: $14.50	$(98,670)	(66)	$(6,501)
			(177,588)

TOTAL WRITTEN OPTIONS (Premiums received $257,151)			$(231,658)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.